Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Dec. 31, 2023	Jun. 30, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deferred costs	[1]	$ 738	$ 683
Other receivables		147,085	109,100
Total		147,823	109,783
Allowance for doubtful accounts	[2]	(14,085)	(13,791)
Total prepaid expenses and other current assets		$ 133,738	$ 95,992

[1]	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.
[2]	The Company recorded bad debt expenses of $nil and $13 for other receivables for the six months ended December 31, 2023 and 2022, respectively.